Document and Entity Information Document	12 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	BAYTEX ENERGY CORP.
Entity Central Index Key	0001279495
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false